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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-02729

Short-Term Investments Trust
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Karen Dunn Kelley 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:       8/31

Date of reporting period:    5/31/15

Item 1. Schedule of Investments.

Liquid Assets Portfolio STIC Prime Portfolio Treasury Portfolio Government & Agency Portfolio Government TaxAdvantage Portfolio Tax-Free Cash Reserve Portfolio
Quarterly Schedule of Portfolio Holdings
May 31, 2015

invesco.com/us	CM-STIT-QTR-1	05/15	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2015

(Unaudited)

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–42.84%(a)

Asset-Backed Securities - Consumer Receivables–4.50%

Barton Capital LLC (b)(c)	0.21%	07/07/15	$50,000	$50,000,000
Barton Capital LLC (b)(c)	0.22%	07/10/15	25,000	25,000,000
Barton Capital LLC (b)(c)	0.24%	11/02/15	20,000	20,000,000
Barton Capital LLC (b)(c)	0.24%	11/02/15	50,700	50,700,000
Barton Capital LLC (b)(c)	0.24%	11/18/15	50,000	50,000,000
Old Line Funding, LLC (c)	0.24%	07/06/15	173,700	173,659,470
Old Line Funding, LLC (c)	0.24%	08/06/15	66,200	66,170,872
Old Line Funding, LLC (c)	0.24%	08/14/15	134,800	134,733,498
Old Line Funding, LLC (c)	0.24%	09/25/15	63,500	63,450,893
Thunder Bay Funding, LLC (c)	0.24%	07/02/15	33,200	33,193,139
Thunder Bay Funding, LLC (c)	0.24%	07/10/15	40,000	39,989,600
Thunder Bay Funding, LLC (c)	0.24%	08/07/15	55,400	55,375,255
Thunder Bay Funding, LLC (c)	0.27%	10/05/15	48,056	48,010,587
Thunder Bay Funding, LLC (c)	0.28%	10/13/15	64,500	64,432,777
				874,716,091

Asset-Backed Securities - Fully Supported–2.25%

Fairway Finance Co., LLC (CEP-Bank of Montreal) (c)(d)	0.20%	07/08/15	25,000	24,994,861
Fairway Finance Co., LLC (CEP-Bank of Montreal) (b)(c)(d)	0.26%	11/27/15	30,000	30,000,000
Kells Funding LLC (CEP-FMS Wertmanagement) (c)(d)	0.20%	07/14/15	54,400	54,387,004
Kells Funding LLC (CEP-FMS Wertmanagement) (c)(d)	0.20%	07/17/15	100,000	99,974,444
Kells Funding LLC (CEP-FMS Wertmanagement) (c)(d)	0.21%	07/22/15	52,000	51,984,530
Kells Funding LLC (CEP-FMS Wertmanagement) (c)(d)	0.24%	10/19/15	25,000	24,976,667
Kells Funding LLC (CEP-FMS Wertmanagement) (c)(d)	0.24%	10/19/15	150,000	149,860,000
				436,177,506

Asset-Backed Securities - Fully Supported Bank–7.57%

Atlantic Asset Securitization LLC (CEP-Credit Agricole) (b)(c)(d)	0.25%	11/09/15	50,000	50,000,000
Cancara Asset Securitisation LLC (CEP-Lloyds Bank PLC) (c)(d)	0.14%	06/01/15	188,100	188,100,000
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC)	0.30%	06/17/15	100,000	99,986,667
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC)	0.30%	07/17/15	53,000	52,979,683
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC)	0.30%	07/20/15	20,000	19,991,833
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC)	0.30%	08/05/15	60,000	59,967,500
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC)	0.30%	08/10/15	95,000	94,944,583
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC) (c)	0.30%	06/15/15	63,900	63,892,545
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC) (c)	0.30%	07/17/15	50,000	49,980,833
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC) (c)	0.28%	09/01/15	20,000	19,985,689
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC) (c)	0.30%	07/08/15	120,000	119,963,000
Crown Point Capital Co., LLC, Series A (Multi-CEP’s) (c)(d)	0.18%	06/01/15	77,600	77,600,000
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (c)(d)	0.17%	06/22/15	25,000	24,997,521
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (c)(d)	0.20%	07/17/15	56,600	56,585,536
Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (c)(d)	0.18%	06/10/15	45,200	45,197,966
Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (c)(d)	0.19%	08/17/15	50,000	49,979,681
Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (c)(d)	0.30%	10/14/15	60,000	59,932,500
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (c)(d)	0.16%	06/15/15	150,000	149,990,667
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (c)(d)	0.16%	06/19/15	81,786	81,779,457
Ridgefield Funding Co. LLC (CEP-BNP Paribas S.A.) (b)(c)(d)	0.33%	11/06/15	20,000	20,000,000
Ridgefield Funding Co. LLC (CEP-BNP Paribas S.A.) (b)(c)(d)	0.33%	11/06/15	60,000	60,000,000
Victory Receivables Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (c)(d)	0.17%	06/12/15	25,000	24,998,701
				1,470,854,362

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Asset-Backed Securities - Multi-Purpose–4.20%

Chariot Funding, LLC (c)	0.18%	07/06/15	$50,000	$49,991,250
Chariot Funding, LLC (c)	0.22%	06/03/15	30,000	29,999,633
Chariot Funding, LLC (c)	0.24%	06/05/15	30,000	29,999,200
Chariot Funding, LLC (c)	0.30%	10/07/15	54,400	54,341,973
Chariot Funding, LLC (c)	0.30%	10/15/15	52,500	52,440,500
Chariot Funding, LLC (c)	0.30%	10/16/15	25,000	24,971,458
Chariot Funding, LLC (c)	0.32%	11/18/15	38,000	37,942,578
CHARTA, LLC (c)	0.18%	06/08/15	25,000	24,999,125
CRC Funding, LLC (c)	0.18%	06/10/15	50,000	49,997,750
Jupiter Securitization Co. LLC (c)	0.21%	06/01/15	25,000	25,000,000
Jupiter Securitization Co. LLC (c)	0.22%	06/02/15	25,000	24,999,847
Jupiter Securitization Co. LLC (c)	0.22%	06/03/15	40,000	39,999,511
Jupiter Securitization Co. LLC (c)	0.24%	06/05/15	30,000	29,999,200
Jupiter Securitization Co. LLC (c)	0.30%	10/13/15	30,000	29,966,500
Jupiter Securitization Co. LLC (c)	0.30%	10/15/15	20,000	19,977,334
Nieuw Amsterdam Receivables Corp. (c)(d)	0.18%	06/02/15	32,215	32,214,839
Nieuw Amsterdam Receivables Corp. (c)(d)	0.18%	06/04/15	35,000	34,999,475
Nieuw Amsterdam Receivables Corp. (c)(d)	0.18%	06/08/15	40,000	39,998,600
Nieuw Amsterdam Receivables Corp. (c)(d)	0.19%	08/13/15	80,119	80,088,132
Nieuw Amsterdam Receivables Corp. (c)(d)	0.20%	08/14/15	35,000	34,985,611
Versailles Commercial Paper LLC (b)(c)	0.25%	10/02/15	20,000	20,000,000
Versailles Commercial Paper LLC (b)(c)	0.25%	10/02/15	50,000	50,000,000
				816,912,516

Consumer Finance–0.28%

Toyota Motor Credit Corp. (d)	0.23%	08/14/15	54,600	54,574,186

Diversified Banks–15.58%

BNP Paribas Finance, Inc. (d)	0.23%	06/12/15	95,900	95,893,260
BNP Paribas Finance, Inc. (d)	0.23%	07/01/15	45,000	44,991,375
BNP Paribas Finance, Inc. (d)	0.23%	07/02/15	50,000	49,990,097
BNP Paribas Finance, Inc. (d)	0.23%	07/07/15	106,700	106,675,459
BNP Paribas Finance, Inc. (d)	0.23%	07/08/15	50,000	49,988,181
BNP Paribas S.A. (d)	0.23%	08/18/15	62,500	62,468,854
Commonwealth Bank of Australia (b)(c)(d)	0.24%	06/04/15	84,500	84,499,961
Commonwealth Bank of Australia (b)(c)(d)	0.31%	05/20/16	50,000	50,000,000
Commonwealth Bank of Australia (b)(c)(d)	0.32%	05/13/16	20,000	19,997,831
DBS Bank Ltd. (c)(d)	0.20%	06/05/15	56,400	56,398,747
DBS Bank Ltd. (c)(d)	0.20%	08/06/15	55,400	55,379,687
DBS Bank Ltd. (c)(d)	0.21%	09/18/15	70,000	69,955,492
DBS Bank Ltd. (c)(d)	0.21%	09/21/15	57,400	57,362,499
DBS Bank Ltd. (c)(d)	0.22%	08/21/15	45,000	44,978,231
DBS Bank Ltd. (c)(d)	0.22%	09/24/15	40,300	40,271,678
Dexia Credit Local S.A. (d)	0.28%	07/02/15	55,000	54,986,976
Dexia Credit Local S.A. (d)	0.28%	07/06/15	70,000	69,981,285
Dexia Credit Local S.A. (d)	0.28%	07/06/15	51,000	50,986,117
Dexia Credit Local S.A. (d)	0.29%	07/23/15	52,000	51,978,218
ING (US) Funding LLC (d)	0.27%	08/19/15	99,200	99,141,224
J.P. Morgan Securities LLC	0.27%	09/08/15	20,000	19,985,150
National Australia Bank Ltd. (c)(d)	0.22%	10/01/15	56,300	56,258,979
Nordea Bank Finland PLC (c)(d)	0.18%	07/06/15	40,000	39,993,000
Nordea Bank Finland PLC (c)(d)	0.20%	08/17/15	100,100	100,058,250
Nordea Bank Finland PLC (c)(d)	0.20%	08/24/15	105,000	104,951,000
Oversea-Chinese Banking Corp. Ltd. (d)	0.20%	08/03/15	25,000	24,991,250
Standard Chartered Bank (c)(d)	0.24%	07/08/15	30,000	29,992,600
Standard Chartered Bank (c)(d)	0.24%	07/10/15	168,500	168,456,190
Standard Chartered Bank (c)(d)	0.24%	07/15/15	157,000	156,953,947
Standard Chartered Bank (c)(d)	0.24%	08/17/15	45,000	44,975,937

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Diversified Banks–(continued)

Standard Chartered Bank (c)(d)	0.24%	08/21/15	$68,300	$68,261,581
Sumitomo Mitsui Banking Corp. (c)(d)	0.24%	06/08/15	72,500	72,496,617
Sumitomo Mitsui Banking Corp. (c)(d)	0.24%	07/10/15	51,000	50,986,740
Sumitomo Mitsui Trust Bank Ltd. (c)(d)	0.23%	06/16/15	69,000	68,993,387
Sumitomo Mitsui Trust Bank Ltd. (c)(d)	0.24%	07/06/15	50,000	49,988,333
Sumitomo Mitsui Trust Bank Ltd. (c)(d)	0.24%	08/10/15	21,000	20,990,200
Sumitomo Mitsui Trust Bank Ltd. (c)(d)	0.24%	08/13/15	64,500	64,468,610
Swedbank AB (d)	0.22%	06/15/15	49,500	49,495,765
Toronto-Dominion Holdings (USA) Inc. (c)(d)	0.18%	06/08/15	70,000	69,997,550
Toronto-Dominion Holdings (USA) Inc. (c)(d)	0.20%	07/17/15	75,800	75,780,629
Toronto-Dominion Holdings (USA) Inc. (c)(d)	0.20%	09/28/15	54,300	54,264,102
Toronto-Dominion Holdings (USA) Inc. (c)(d)	0.21%	09/18/15	50,000	49,968,208
Toronto-Dominion Holdings (USA) Inc. (c)(d)	0.22%	09/17/15	84,300	84,244,362
Toronto-Dominion Holdings (USA) Inc. (c)(d)	0.30%	10/16/15	127,300	127,154,666
Toronto-Dominion Holdings (USA) Inc. (c)(d)	0.30%	10/19/15	54,400	54,336,533
Toronto-Dominion Holdings (USA) Inc. (c)(d)	0.30%	10/22/15	48,000	47,942,800
United Overseas Bank Ltd. (c)(d)	0.32%	11/17/15	55,800	55,716,176
				3,027,627,734

Diversified Capital Markets–1.30%

UBS Finance (Delaware) Inc. (d)	0.13%	06/02/15	20,000	19,999,928
UBS Finance (Delaware) Inc. (d)	0.13%	06/03/15	232,500	232,498,320
				252,498,248

Other Diversified Financial Services–0.54%

General Electric Capital Corp. (b)	0.23%	07/31/15	50,000	50,000,000
General Electric Capital Corp.	0.26%	08/26/15	55,000	54,965,839
				104,965,839

Regional Banks–3.49%

ASB Finance Ltd. (c)(d)	0.25%	08/28/15	49,750	49,719,597
ASB Finance Ltd. (c)(d)	0.29%	10/01/15	46,150	46,105,427
Banque et Caisse d’Epargne de l’Etat (d)	0.20%	07/02/15	20,000	19,996,556
Banque et Caisse d’Epargne de l’Etat (d)	0.25%	07/09/15	48,800	48,787,380
BNZ International Funding Ltd. (c)(d)	0.23%	08/07/15	30,000	29,987,158
BNZ International Funding Ltd. (c)(d)	0.25%	08/17/15	50,000	49,973,264
BNZ International Funding Ltd. (c)(d)	0.26%	09/16/15	55,400	55,357,188
BNZ International Funding Ltd. (c)(d)	0.26%	09/21/15	48,900	48,860,445
BNZ International Funding Ltd. (c)(d)	0.27%	09/08/15	55,300	55,259,700
HSBC Bank PLC (b)(c)(d)	0.26%	07/08/15	50,000	50,003,216
Landesbank Hessen-Thueringen Girozentrale (c)(d)	0.18%	07/20/15	79,800	79,780,449
Macquarie Bank Ltd. (c)(d)	0.30%	08/07/15	40,000	39,977,667
Macquarie Bank Ltd. (c)(d)	0.30%	08/12/15	50,000	49,970,000
Mitsubishi UFJ Trust & Banking Corp. (c)(d)	0.27%	09/01/15	54,600	54,562,326
				678,340,373

Soft Drinks–0.42%

Coca-Cola Co. (The) (c)	0.17%	06/18/15	57,400	57,395,392
Coca-Cola Co. (The) (c)	0.21%	10/08/15	24,000	23,981,940
				81,377,332

Specialized Finance–2.71%

Caisse des Depots et Consignations (c)(d)	0.18%	06/08/15	69,100	69,097,581
Caisse des Depots et Consignations (c)(d)	0.19%	08/19/15	50,000	49,979,153
CDP Financial Inc. (c)(d)	0.20%	06/09/15	45,000	44,998,000
CDP Financial Inc. (c)(d)	0.16%	06/15/15	40,000	39,997,511
CDP Financial Inc. (c)(d)	0.23%	06/01/15	20,000	20,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Specialized Finance–(continued)

Nederlandse Waterschapsbank N.V. (c)(d)	0.18%	06/25/15	$25,000	$24,997,000
Nederlandse Waterschapsbank N.V. (c)(d)	0.22%	07/27/15	59,000	58,979,809
Nederlandse Waterschapsbank N.V. (c)(d)	0.24%	07/31/15	68,750	68,722,500
Nederlandse Waterschapsbank N.V. (c)(d)	0.24%	09/04/15	150,000	149,905,000
				526,676,554
Total Commercial Paper (Cost $8,324,720,741)				8,324,720,741

Certificates of Deposit–26.72%

Australia & New Zealand Banking Group, Ltd. (b)(d)	0.21%	08/03/15	56,300	56,300,000
Australia & New Zealand Banking Group, Ltd. (d)	0.11%	06/01/15	806,524	806,523,883
Bank of Montreal (d)	0.18%	06/09/15	104,000	104,000,000
Bank of Montreal (d)	0.21%	07/10/15	35,000	35,000,000
Bank of Montreal (d)	0.22%	09/15/15	74,500	74,500,000
Bank of Montreal (d)	0.24%	09/08/15	55,000	55,000,000
Bank of Montreal (b)(d)	0.41%	06/10/16	200,000	200,000,000
Bank of Nova Scotia (b)(d)	0.41%	06/29/16	120,100	120,100,000
Bank of Nova Scotia (b)(d)	0.44%	06/10/16	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (d)	0.24%	07/06/15	58,000	58,000,000
Barclays Bank PLC (b)(d)	0.15%	06/17/15	450,000	450,000,000
BNY Mellon Ltd.	0.05%	06/01/15	66,000	66,000,000
Credit Agricole Corporate & Investment Bank (d)	0.07%	06/01/15	300,000	300,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank (d)	0.21%	06/23/15	63,500	63,500,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank (d)	0.26%	08/10/15	55,400	55,400,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank (d)	0.26%	08/13/15	20,000	19,999,594
DZ Bank AG Deutsche Zentral Genossenschafts Bank (d)	0.28%	09/02/15	50,000	49,999,983
DZ Bank AG Deutsche Zentral Genossenschafts Bank (d)	0.31%	10/06/15	50,000	50,000,000
Lloyds Bank PLC (d)	0.13%	06/03/15	127,100	127,100,000
Mizuho Bank Ltd. (d)	0.25%	06/22/15	35,000	35,000,000
Mizuho Bank Ltd. (d)	0.25%	07/06/15	65,000	65,000,000
Mizuho Bank Ltd. (d)	0.25%	08/14/15	50,000	50,000,000
Mizuho Bank Ltd. (d)	0.25%	08/18/15	70,000	70,000,000
Mizuho Bank Ltd. (d)	0.25%	08/21/15	50,000	50,000,000
Mizuho Bank Ltd. (d)	0.26%	06/04/15	65,000	65,000,000
Mizuho Bank Ltd. (d)	0.26%	06/05/15	45,000	45,000,000
Natixis (b)(d)	0.34%	06/25/15	299,000	299,000,000
Nordea Bank Finland PLC (d)	0.19%	07/07/15	55,400	55,400,000
Nordea Bank Finland PLC (d)	0.19%	08/05/15	55,300	55,300,000
Nordea Bank Finland PLC (d)	0.19%	08/06/15	58,500	58,500,000
Nordea Bank Finland PLC (d)	0.19%	08/12/15	55,200	55,200,000
Nordea Bank Finland PLC (d)	0.19%	08/11/15	30,000	30,000,000
Nordea Bank Finland PLC (d)	0.19%	08/26/15	62,000	61,999,260
Nordea Bank Finland PLC (d)	0.20%	08/26/15	119,850	119,850,000
Norinchukin Bank (The) (d)	0.24%	06/16/15	70,000	70,000,000
Norinchukin Bank (The) (d)	0.24%	07/06/15	43,000	43,000,000
Norinchukin Bank (The) (d)	0.25%	08/06/15	50,000	50,000,000
Norinchukin Bank (The) (d)	0.25%	08/13/15	60,000	60,000,000
Oversea-Chinese Banking Corp. Ltd. (d)	0.20%	06/18/15	55,000	55,000,000
Oversea-Chinese Banking Corp. Ltd. (d)	0.19%	07/08/15	50,000	50,000,000
Oversea-Chinese Banking Corp. Ltd. (d)	0.20%	07/20/15	72,000	72,000,000
Oversea-Chinese Banking Corp. Ltd. (d)	0.21%	08/13/15	20,000	20,000,000
Oversea-Chinese Banking Corp. Ltd. (d)	0.21%	09/08/15	55,000	55,000,000
Rabobank Nederand (d)	0.21%	08/14/15	200,000	200,000,000
Royal Bank of Canada (b)(d)	0.39%	06/03/16	300,000	300,000,000
Sumitomo Mitsui Banking Corp. (d)	0.17%	06/04/15	44,000	44,000,000
Sumitomo Mitsui Banking Corp. (d)	0.17%	06/08/15	25,000	25,000,000
Sumitomo Mitsui Trust Bank Ltd. (d)	0.24%	06/15/15	50,000	50,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit–(continued)

Sumitomo Mitsui Trust Bank Ltd. (d)	0.24%	07/06/15	$50,000	$50,000,000
Sumitomo Mitsui Trust Bank Ltd. (d)	0.24%	07/13/15	41,500	41,500,000
Westpac Banking Corp. (d)	0.20%	09/09/15	100,000	100,000,000
Total Certificates of Deposit (Cost $5,192,172,720)				5,192,172,720

Variable Rate Demand Notes–6.86%(e)

Credit Enhanced–6.82%

A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.18%	06/01/29	555	555,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC-Wells Fargo Bank, N.A.) (f)	0.20%	09/01/19	805	805,000
Atlanta (City of), Georgia Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC-Bank of America, N.A.) (c)(f)	0.14%	01/01/29	1,400	1,400,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.18%	10/01/33	7,035	7,035,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (f)	0.20%	12/01/28	1,000	1,000,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC-PNC Bank, N.A.) (f)	0.10%	06/01/37	30,810	30,810,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC-PNC Bank, N.A.) (f)	0.10%	07/01/39	23,800	23,800,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (f)	0.10%	06/01/35	5,670	5,670,000
Calcasieu (Parish of), Louisiana Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC-Bank of America, N.A.) (f)	0.16%	12/01/27	2,000	2,000,000
California (State of) (Kindergarten University Public Education Facilities); Series 2004 B-3, VRD Unlimited Tax GO Bonds (LOC-Citibank N.A.) (f)	0.05%	05/01/34	4,000	4,000,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.11%	11/01/38	3,800	3,800,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.08%	07/01/41	41,800	41,800,000
California (State of); Subseries 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC-Barclays Bank PLC) (d)(f)	0.08%	05/01/40	10,635	10,635,000
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC-Sumitomo Mitsui Banking Corp.) (d)(f)	0.07%	12/01/16	10,450	10,450,000
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC-National Australia Bank Ltd.) (d)(f)	0.07%	12/31/47	2,600	2,600,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.17%	07/01/38	800	800,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC-U.S. Bank, N.A.) (f)	0.10%	09/01/33	23,135	23,135,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)	0.10%	06/15/31	2,010	2,010,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)	0.10%	06/15/31	2,685	2,685,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.) (f)	0.11%	11/01/40	7,845	7,845,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.09%	12/01/32	2,460	2,460,000
Chicago (City of), Illinois (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC-BMO Harris, N.A.) (f)	0.18%	03/01/33	2,350	2,350,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.09%	06/01/37	11,205	11,205,000
Series 2008 C, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.09%	06/01/37	19,250	19,250,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.09%	01/01/37	4,715	4,715,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.) (f)	0.10%	01/01/33	24,275	24,275,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.10%	11/01/38	$6,565	$6,565,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC-U.S. Bank, N.A.) (f)	0.09%	06/01/15	675	675,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (f)	0.10%	03/01/34	7,300	7,300,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (f)	0.10%	11/01/30	25,880	25,880,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP-FNMA)	0.08%	06/15/25	4,605	4,605,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (f)	0.11%	05/01/36	6,400	6,400,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.) (f)	0.15%	11/01/30	425	425,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (f)	0.10%	04/01/38	12,140	12,140,000
Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC-U.S. Bank, N.A.) (f)	0.07%	08/15/32	5,000	5,000,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP-FHLMC)	0.10%	07/01/37	3,200	3,200,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.10%	03/01/30	40,225	40,225,000
Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	12/01/34	585	585,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.) (f)	0.10%	06/01/37	12,380	12,380,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP-FNMA)	0.12%	11/15/35	6,790	6,790,000
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facility & Improvement RB (LOC-PNC Bank, N.A.) (f)	0.11%	07/01/33	10,215	10,215,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC-Northern Trust Co.) (f)	0.13%	12/01/21	7,105	7,105,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC-Rabobank Nederland) (d)(f)	0.18%	08/01/27	710	710,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC-U.S. Bank, N.A.) (f)	0.10%	06/01/19	4,090	4,090,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (f)	0.10%	06/01/27	8,500	8,500,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC-U.S. Bank, N.A.) (f)	0.09%	11/01/25	4,300	4,300,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.) (f)	0.09%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.) (f)	0.10%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC-Northern Trust Co.) (f)	0.10%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC-BMO Harris, N.A.) (f)	0.11%	02/01/42	5,250	5,250,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC-FHLB of Chicago) (f)	0.10%	06/01/40	2,085	2,085,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.09%	01/01/16	5,490	5,490,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.09%	08/01/28	750	750,000
Series 2005 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.09%	08/01/35	4,645	4,645,000
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2009 B, VRD RB (LOC-PNC Bank, N.A.) (f)	0.10%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.10%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(f)	0.09%	03/01/22	5,000	5,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (St. Ignatius College Prep); Series 2002, VRD RB (LOC-PNC Bank, N.A.) (f)	0.12%	06/01/32	$1,500	$1,500,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009 B, VRD RB (LOC-Northern Trust Co.) (f)	0.11%	02/15/33	8,270	8,270,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co.) (f)	0.12%	01/01/37	200	200,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC-BMO Harris, N.A.) (f)	0.09%	06/01/29	500	500,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC-U.S. Bank, N.A.) (f)	0.12%	05/01/42	2,525	2,525,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC-BMO Harris, N.A.) (f)	0.08%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC-Bank of Nova Scotia) (d)(f)	0.10%	06/01/40	785	785,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC-Wells Fargo Bank N.A.) (f)	0.10%	09/01/48	6,000	6,000,000
Series 2008 I, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.10%	11/01/37	10,790	10,790,000
Series 2008 J, Ref. VRD Health System RB (LOC-Wells Fargo Bank, N.A.) (f)	0.10%	11/01/37	5,600	5,600,000
Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP-FNMA)	0.09%	05/15/38	500	500,000
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP-FHLMC)	0.10%	07/01/30	5,090	5,090,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA) (c)	0.10%	03/01/31	6,700	6,700,000
Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC-U.S. Bank, N.A.) (f)	0.07%	06/01/31	900	900,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC-PNC Bank, N.A.) (f)	0.10%	12/01/39	11,100	11,100,000
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago) (f)	0.10%	10/01/42	2,410	2,410,000
Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC-TD Bank, N.A.) (f)	0.09%	12/01/29	18,122	18,122,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (f)	0.10%	03/01/38	14,550	14,550,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.) (f)	0.11%	09/01/28	7,135	7,135,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC-PNC Bank, N.A.) (f)	0.11%	11/01/26	3,765	3,765,000
Maricopa (County of), Arizona Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.12%	12/01/37	6,900	6,900,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.25%	07/01/27	1,400	1,400,000
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (f)	0.10%	07/01/32	340	340,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (f)	0.10%	07/01/28	275	275,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (f)	0.10%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC-TD Bank, N.A) (f)	0.07%	07/01/41	7,885	7,885,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (f)	0.09%	10/01/38	2,385	2,385,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC-TD Bank, N.A.) (f)	0.08%	07/01/38	5,050	5,050,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.) (f)	0.19%	03/01/39	2,100	2,100,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC-U.S. Bank, N.A.) (f)	0.10%	09/01/40	5,515	5,515,000
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.08%	04/01/37	3,290	3,290,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC-Royal Bank of Canada, N.A.) (d)(f)	0.10%	08/01/47	40,000	40,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)	0.12%	12/15/29	$4,900	$4,900,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.10%	04/01/37	9,590	9,590,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.10%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.11%	10/01/33	12,245	12,245,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC-JPMorgan Chase Bank, N.A.) (f)	0.08%	01/01/36	52,500	52,500,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds Bank PLC) (d)(f)	0.35%	07/01/38	43,410	43,410,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.12%	07/15/36	7,575	7,574,686
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP-FHLMC)	0.11%	10/01/37	900	900,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.) (f)	0.09%	09/01/37	2,815	2,815,000
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC-PNC Bank, N.A.) (f)	0.10%	02/01/28	620	620,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP-FHLMC)	0.07%	11/01/44	8,000	8,000,000
New York (State of) Housing Finance Agency (Gotham West Housing); Series 2012 A-1, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.10%	05/01/45	17,500	17,500,000
New York (State of) Housing Finance Agency (Maestro West Chelsea Housing); Series 2013 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.09%	11/01/47	1,000	1,000,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2012 A, VRD RB (LOC-FHLMC) (f)	0.08%	11/01/41	11,700	11,700,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.08%	05/01/45	10,000	10,000,000
New York (State of) Housing Finance Agency, (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP-FNMA)	0.10%	05/15/41	16,475	16,475,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (f)	0.11%	04/01/32	5,345	5,345,000
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundation); Series 2006, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (f)	0.10%	08/01/36	1,810	1,810,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.10%	06/01/17	1,800	1,800,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.12%	09/01/27	1,100	1,100,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (f)	0.18%	12/01/27	6,135	6,135,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (f)	0.10%	12/01/31	24,685	24,685,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC-FHLB of Chicago) (f)	0.10%	09/01/36	3,615	3,615,000
Olympia (Port of), Washington Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.25%	11/01/23	500	500,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.10%	08/01/34	69,400	69,400,000
Oregon (State of) Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.10%	11/01/28	2,060	2,060,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.12%	10/15/38	9,000	9,000,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP-FHLMC) (c)	0.12%	12/01/32	4,325	4,325,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC-PNC Bank, N.A.) (f)	0.19%	12/01/29	800	800,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC-PNC Bank, N.A.) (f)	0.13%	10/01/29	$7,000	$7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC-PNC Bank, N.A.) (f)	0.19%	08/01/35	1,100	1,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.10%	05/01/32	30,305	30,305,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.) (f)	0.11%	12/01/24	5,235	5,235,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (f)	0.09%	06/01/39	1,085	1,085,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC-FHLB of Indianapolis) (f)	0.23%	07/01/40	2,110	2,110,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.09%	04/01/26	3,725	3,725,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC-U.S. Bank, N.A.) (f)	0.11%	05/01/19	1,170	1,170,000
Shelby (County of), Tennessee Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP-FNMA)	0.10%	12/15/42	300	300,000
Sierra Vista (City of), Arizona Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)	0.10%	06/15/31	620	620,000
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	08/01/29	1,200	1,200,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.10%	03/01/28	2,977	2,977,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.12%	06/01/41	12,090	12,090,000
Southfield (City of), Michigan Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.09%	02/01/35	3,915	3,915,000
St. Charles (County of), Missouri Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC-Wells Fargo Bank, N.A.) (f)	0.10%	12/01/27	9,600	9,600,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.10%	04/15/27	4,794	4,794,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC-Bank of Montreal) (d)(f)	0.11%	11/15/43	3,822	3,821,800
St. Louis (City of), Missouri Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC-U.S. Bank, N.A.) (f)	0.09%	12/01/40	150	150,000
St. Louis (County of), Missouri Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC-U.S. Bank, N.A.) (c)(f)	0.10%	12/01/15	920	920,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.10%	04/15/27	4,970	4,970,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC-Northern Trust Co.) (f)	0.09%	11/15/50	1,050	1,050,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP-FNMA) (c)	0.12%	09/15/36	4,475	4,475,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC)	0.10%	05/01/42	9,850	9,850,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.08%	07/01/33	13,000	13,000,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.12%	07/01/41	12,215	12,215,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.08%	01/15/22	7,320	7,320,000
University of Texas System Board of Regents; Series 2008 B, Financing System RB	0.07%	08/01/25	13,575	13,575,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC-Bank of Montreal) (d)(f)	0.11%	09/01/32	1,600	1,600,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC-TD Bank, N.A.) (f)	0.10%	12/01/31	785	785,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (f)	0.09%	09/01/38	10,670	10,670,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.10%	06/01/30	$8,600	$8,600,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC-Wells Fargo Bank, N.A.) (f)	0.11%	06/01/18	10,000	10,000,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP-FNMA)	0.12%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.10%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP-FNMA)	0.12%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP-FHLMC)	0.12%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP-FHLMC)	0.11%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP-FNMA)	0.12%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.11%	09/15/20	5,165	5,165,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC-U.S. Bank, N.A.) (f)	0.11%	05/01/28	3,330	3,330,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC-PNC Bank, N.A.) (f)	0.11%	07/01/27	10,235	10,235,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (f)	0.11%	12/01/38	90	90,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.09%	08/15/34	25,600	25,600,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.08%	12/01/36	9,800	9,800,000
Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.09%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.10%	05/01/30	6,465	6,465,000
				1,324,229,486

Other Variable Rate Demand Notes–0.04%

Federal Home Loan Mortgage Corp., Series M028, Class A, VRD MFH Ctfs.	0.12%	09/15/24	8,545	8,545,000
Total Variable Rate Demand Notes (Cost $1,332,774,486)				1,332,774,486

Other Bonds & Notes–3.99%

Royal Bank of Canada, Sr. Unsec. Notes (b)(c)(d)	0.42%	05/31/16	200,000	200,000,000
Wells Fargo Bank, N.A., Sr. Unsec. Medium-Term Notes (b)	0.38%	06/17/16	200,000	200,000,000
Unsec. Medium-Term Notes (b)	0.39%	06/19/16	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Notes (b)(c)(d)	0.52%	06/06/16	150,000	150,000,000
Total Other Bonds & Notes (Cost $775,000,000)				775,000,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–80.41% (Cost $15,624,667,947)				15,624,667,947

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–19.56%(g)

Bank of Nova Scotia (The), Agreement dated 05/29/15, maturing value of $100,001,000 (collateralized by U.S. Government sponsored agency obligations valued at $102,000,000; 1.00%-5.50%, 03/11/16-05/01/45)	0.12%	06/01/15	$100,001,000	$100,000,000
Credit Agricole Corporate & Investment Bank, Agreement dated 05/29/15, maturing value of $400,003,667 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $408,000,000; 2.22%-6.00%, 07/31/16-05/20/45)	0.11%	06/01/15	400,003,667	400,000,000
Credit Agricole Corporate & Investment Bank, Joint agreement dated 05/29/15, aggregate maturing value of $1,000,007,500 (collateralized by U.S. Treasury obligations valued at $1,020,000,004; 0%-3.63%, 07/23/15-04/15/32)	0.09%	06/01/15	393,077,637	393,074,689
Credit Agricole Corporate & Investment Bank, Joint agreement dated 05/29/15, aggregate maturing value of $500,004,167 (collateralized by U.S Government sponsored agency & U.S. Treasury obligations valued at $510,000,031; 0%-9.88%, 06/04/15-08/15/43)	0.10%	06/01/15	50,000,416	50,000,000
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13 (collateralized by Agency and Non-Agency Mortgage-backed securities, Domestic Non-Agency Asset-backed securities, Sovereign debt & Domestic Corporate obligations valued at $354,251,965; 0%-13.63%, 02/26/16-04/20/65) (d)(h)	0.56%	—	—	340,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 05/27/15, maturing value of $150,009,625 (collateralized by Agency Mortgage-backed securities valued at $153,000,407; 0.05%-51.22%, 08/16/32-04/20/60) (d)(i)	0.33%	06/03/15	150,009,625	150,000,000
ING Financial Markets, LLC, Agreement dated 05/29/15, maturing value $350,003,208 (collateralized by Agency Mortgage-backed securities valued at $357,004,197; 1.88%-3.50%, 06/01/22-10/01/44)	0.11%	06/01/15	350,003,208	350,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 05/27/15, maturing value of $468,364,780 (collateralized by Domestic and Foreign Non-Agency Asset-backed securities, Domestic Non-Agency Mortgage-backed securities & Domestic Corporate Obligations valued at $509,534,390; 0%-9.88%, 06/02/15-07/25/60) (i)	0.46%	07/27/15	468,364,780	468,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 05/29/15, maturing value of $250,134,583 (collateralized by Domestic and Foreign Non-Agency Asset-backed securities, Domestic Non-Agency Mortgage-backed securities & Domestic and Foreign Corporate obligations valued at $275,000,001; 0%-9.38%, 09/27/15-02/21/51)	0.51%	07/06/15	250,134,583	250,000,000
RBC Capital Markets Corp., Joint term agreement dated 04/28/15, aggregate maturing value of $200,050,000 (collateralized by Agency Mortgage-backed securities valued at $204,000,000; 2.19%-6.49%, 06/01/28-04/20/45) (i)	0.01%	07/27/15	50,012,500	50,000,000
RBC Capital Markets Corp., Term agreement dated 03/09/15, maturing value of $105,065,975 (collateralized by Domestic and Foreign Corporate obligations valued at $110,250,000; 0%-10.20%, 04/19/16-01/01/49) (d)(i)	0.26%	06/04/15	105,065,975	105,000,000
RBC Capital Markets Corp., Term agreement dated 03/17/15, maturing value of $150,091,000 (collateralized by Domestic & Foreign Corporate obligations valued at $157,500,001; 0%-9.00%, 06/15/15-12/15/66) (d)(i)	0.24%	06/16/15	150,091,000	150,000,000
RBC Capital Markets Corp., Term agreement dated 04/06/15, maturing value of $100,068,250 (collateralized by Agency Mortgage-backed securities valued at $102,000,000; 0%-6.62%, 07/15/25-12/12/44) (d)(i)	0.27%	07/06/15	100,068,250	100,000,000
Wells Fargo Securities, LLC, Agreement dated 05/29/15, maturing value of $325,002,708 (collateralized by U.S. Treasury obligations valued at $331,500,020; 0.63%-2.25%, 03/31/16-11/30/19)	0.10%	06/01/15	325,002,708	325,000,000
Wells Fargo Securities, LLC, Joint agreement dated 05/29/15, aggregate maturing value of $550,005,500 (collateralized by Agency Mortgage-backed securities valued at $561,000,001; 0%-8.50%, 01/25/18-05/20/45)	0.12%	06/01/15	470,834,382	470,829,674
Wells Fargo Securities, LLC, Term agreement dated 03/04/15, maturing value of $100,127,778 (collateralized by Domestic Non-Agency Mortgage-backed securities valued at $105,000,000; 0%-6.43%, 10/12/41-02/10/51)	0.50%	06/04/15	100,127,778	100,000,000
Total Repurchase Agreements (Cost $3,801,904,363)				3,801,904,363
TOTAL INVESTMENTS(j)(k)–99.97% (Cost $19,426,572,310)				19,426,572,310
OTHER ASSETS LESS LIABILITIES–0.03%				5,199,154
NET ASSETS–100.00%				$19,431,771,464

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

Investment Abbreviations:

CEP	—Credit Enhancement Provider
Ctfs.	—Certificates
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GO	—General Obligation
Gtd.	—Guaranteed
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue Bonds
RB	—Revenue Bonds
Ref.	—Refunding
Sec.	—Secured
Sr.	—Senior
Unsec.	—Unsecured
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $7,057,295,055, which represented 36.32% of the Fund’s Net Assets.

(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 12.7%; Australia: 9.0%; United Kingdom: 8.1%; Japan: 7.3%; France: 6.5%; other countries less than 5% each: 20.7%.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(j)	Also represents cost for federal income tax purposes.

(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

May 31, 2015

(Unaudited)

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–46.39%(a)

Asset-Backed Securities - Consumer Receivables–0.67%

Barton Capital LLC (b)(c)	0.24%	11/18/15	$20,000	$20,000,000

Asset-Backed Securities - Fully Supported Bank–19.79%

Cancara Asset Securitization LLC (CEP-Lloyds Bank PLC) (c)(d)	0.13%	06/02/15	50,000	49,999,820
Cancara Asset Securitization LLC (CEP-Lloyds Bank PLC) (c)(d)	0.14%	06/01/15	41,900	41,900,000
Crown Point Capital Co., LLC-Series A (Multi-CEP’s) (c)(d)	0.18%	06/01/15	51,000	51,000,000
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (c)(d)	0.17%	06/22/15	10,000	9,999,008
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (c)(d)	0.20%	07/17/15	70,000	69,982,111
Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (c)(d)	0.16%	06/24/15	29,000	28,997,036
Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (c)(d)	0.16%	07/17/15	38,000	37,992,231
Manhattan Asset Funding Co. LLC (CEP-Sumitomo Mitsui Financial Group Inc.) (c)(d)	0.18%	06/23/15	32,000	31,996,480
Mountcliff Funding LLC (Multi-CEP’s) (c)(d)	0.20%	06/10/15	50,000	49,997,500
Mountcliff Funding LLC (Multi-CEP’s) (c)(d)	0.20%	06/12/15	50,000	49,996,944
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (c)(d)	0.16%	06/15/15	65,000	64,995,955
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (c)(d)	0.16%	06/22/15	68,974	68,967,562
Victory Receivables Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ Ltd. (The)) (c)(d)	0.17%	06/08/15	35,000	34,998,843
				590,823,490

Asset-Backed Securities - Multi-Purpose–2.34%

Versailles Commercial Paper LLC (b)(c)	0.25%	10/02/15	20,000	20,000,000
Versailles Commercial Paper LLC (b)(c)	0.26%	10/28/15	50,000	50,000,000
				70,000,000

Diversified Banks–9.36%

BNP Paribas S.A. (d)	0.18%	07/13/15	75,000	74,984,250
DBS Bank Ltd. (c)(d)	0.16%	07/13/15	100,000	99,981,333
Natixis (d)	0.07%	06/01/15	4,500	4,500,000
Sumitomo Mitsui Trust Bank Ltd. (c)(d)	0.18%	07/10/15	100,000	99,980,500
				279,446,083

Diversified Capital Markets–3.68%

UBS Finance (Delaware) LLC (d)	0.13%	06/02/15	50,000	49,999,819
UBS Finance (Delaware) LLC (d)	0.13%	06/03/15	60,000	59,999,567
				109,999,386

Life & Health Insurance–0.84%

MetLife Short Term Funding LLC (c)	0.14%	06/10/15	25,000	24,999,125

Multi-Utilities–4.02%

ENGIE S.A. (c)(d)	0.16%	06/17/15	80,000	79,994,311
ENGIE S.A. (c)(d)	0.16%	06/22/15	40,000	39,996,267
				119,990,578

Regional Banks–5.69%

Landesbank Hessen-Thueringen Girozentrale (c)(d)	0.18%	07/07/15	100,000	99,982,000
Landesbank Hessen-Thueringen Girozentrale (c)(d)	0.18%	07/24/15	20,000	19,994,700
Macquarie Bank Ltd. (c)(d)	0.25%	06/25/15	50,000	49,991,667
				169,968,367
Total Commercial Paper (Cost $1,385,227,029)				1,385,227,029

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit–27.83%

BNY Mellon Ltd.	0.05%	06/01/15	$147,000	$147,000,000
Lloyds Bank PLC (d)	0.13%	06/03/15	20,000	20,000,000
Lloyds Bank PLC (d)	0.13%	06/04/15	13,000	13,000,000
Norinchukin Bank (The) (d)	0.20%	06/15/15	75,000	75,000,000
Skandinaviska Enskilda Banken AB (d)	0.06%	06/01/15	147,000	147,000,000
Standard Chartered Bank (d)	0.06%	06/01/15	147,000	147,000,000
Sumitomo Mitsui Trust Bank Ltd. (d)	0.19%	07/14/15	35,000	35,000,000
Svenska Handelsbanken AB (d)	0.06%	06/01/15	147,000	147,000,000
Swedbank AB (d)	0.12%	06/02/15	100,000	100,000,000
Total Certificates of Deposit (Cost $831,000,000)				831,000,000

Variable Rate Demand Notes–7.54%(e)

Credit Enhanced–7.54%

A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.18%	06/01/29	2,155	2,155,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC-PNC Bank, N.A.) (c)(f)	0.12%	10/01/25	2,265	2,265,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (f)	0.20%	12/01/28	2,400	2,400,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.) (f)	0.11%	11/01/40	5,815	5,815,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.) (f)	0.10%	01/01/33	1,915	1,915,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.10%	06/01/37	5,000	5,000,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (f)	0.10%	03/01/34	900	900,000
Derry (Township of) Pennsylvania Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC-PNC Bank, N. A.) (f)	0.11%	11/01/30	580	580,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (f)	0.10%	04/01/38	25,715	25,715,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (f)	0.09%	03/01/30	1,700	1,700,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.) (f)	0.10%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.09%	01/01/16	5,795	5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.09%	08/01/28	10,360	10,360,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services Inc.); Series 2008 G, Ref. VRD Health System RB (LOC-Wells Fargo Bank N.A.) (f)	0.10%	09/01/48	5,000	5,000,000
Jets Stadium Development, LLC; Series 2007A-4, Project RB (LOC-Sumitomo Mitsui Banking Corp.) (c)(d)(f)	0.13%	04/01/47	49,900	49,900,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (f)	0.09%	10/01/38	3,900	3,900,000
Minneapolis (City of) & St. Paul (City of), Minnesota Housing & Redevelopment Authority (Allina Health System); Series 2009 C, Ref. VRD Health Care RB (LOC-Wells Fargo Bank, N.A.) (f)	0.08%	11/15/35	2,500	2,500,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC-PNC Bank, N.A.) (f)	0.12%	06/01/35	5,120	5,120,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC-Bank of China) (d)(f)	0.25%	11/01/49	12,000	12,000,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.12%	10/15/38	1,600	1,600,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC-Canadian Imperial Bank of Commerce) (d)(f)	0.10%	03/01/36	11,000	11,000,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (f)	0.09%	11/01/29	1,800	1,800,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC-PNC Bank, N.A.) (f)	0.10%	11/01/32	$30,635	$30,635,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.10%	04/15/27	9,170	9,170,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC-U.S. Bank, N.A.) (f)	0.11%	06/01/35	5,200	5,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.08%	12/01/36	6,400	6,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.09%	03/01/36	5,550	5,550,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.10%	05/01/30	2,225	2,225,000
Total Variable Rate Demand Notes (Cost $225,200,000)				225,200,000

U.S. Government Sponsored Agency Securities–0.54%

Overseas Private Investment Corp. (OPIC)–0.54%

Unsec. VRD COP Bonds (b)(e)	0.12%	09/20/22	4,000	4,000,000
Unsec. VRD COP Bonds (b)(e)	0.11%	05/15/30	12,220	12,220,000
Total U.S. Government Sponsored Agency Securities (Cost $16,220,000)				16,220,000

Other Bonds & Notes–0.37%

Toyota Motor Credit Corp., Sr. Unsec. Global Medium-Term Notes (d)	0.88%	07/17/15	5,000	5,004,158
U.S. Bancorp, Sr. Unsec. Medium-Term Notes	2.45%	07/27/15	6,000	6,020,520
Total Other Bonds & Notes (Cost $11,024,678)				11,024,678
TOTAL INVESTMENTS (excluding Repurchase Agreements)–82.67% (Cost $2,468,671,707)				2,468,671,707

			Repurchase Amount

Repurchase Agreements–17.50%(g)

Credit Agricole Corp. & Investment Bank, Joint agreement dated 05/29/15, aggregate maturing value of $1,000,007,500 (collateralized by U.S. Treasury obligations valued at $1,020,000,004; 0%-3.63%, 07/23/15-04/15/32)	0.09%	06/01/15	57,531,568	57,531,136
Credit Agricole Corp. & Investment Bank, Joint agreement dated 05/29/15, aggregate maturing value of $500,004,167 (collateralized by U.S Government sponsored agency & U.S. Treasury obligations valued at $510,000,031; 0%-9.88%, 06/04/15-08/15/43)	0.10%	06/01/15	50,000,417	50,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 05/27/15, maturing value of $55,042,869 (collateralized by Domestic Non-Agency Mortgage-backed securities obligations valued at $60,500,001; 0%, 01/27/35-06/25/47) (h)	0.46%	07/27/15	55,042,869	55,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 05/29/15, maturing value of $20,010,767 (collateralized by Domestic Non-Agency Asset-backed security valued at $22,000,000; 0%, 09/10/46)	0.51%	07/06/15	20,010,767	20,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 05/29/15, maturing value of $25,019,167 (collateralized by Domestic Non-Agency Asset-backed security valued at $27,500,000; 0%, 09/10/46) (h)	0.46%	07/28/15	25,019,167	25,000,000
RBC Capital Markets Corp., Term agreement dated 03/09/15, maturing value of $75,047,125 (collateralized by Domestic & Foreign Corporate obligations valued at $78,750,000; 0%-10.20%, 03/08/16-05/15/46) (d)(h)	0.26%	06/04/15	75,047,125	75,000,000
RBC Capital Markets Corp., Term agreement dated 04/06/15, maturing value of $50,034,125 (collateralized by U.S. Government sponsored agency obligations valued at $51,000,000; 2.19%-6.49%, 06/01/28-04/20/45) (d)(h)	0.27%	07/06/15	50,034,125	50,000,000
RBC Capital Markets Corp., Joint term agreement dated 04/28/15, aggregate maturing value of $200,050,000 (collateralized by Agency Mortgage-backed securities valued at $204,000,000; 2.19%-6.49%, 06/01/28-04/20/45) (h)	0.01%	07/27/15	100,025,000	100,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, Term agreement dated 05/29/15, maturing value of $90,060,000 (collateralized by U.S. Government sponsored agency, Sovereign Debt & Commercial Paper valued at $93,548,360; 0%-6.43%, 06/24/15-02/10/51)	0.40%	07/28/15	$90,060,000	$90,000,000
Total Repurchase Agreements (Cost $522,531,136)				522,531,136
TOTAL INVESTMENTS(i)(j)–100.17% (Cost $2,991,202,843)				2,991,202,843
OTHER ASSETS LESS LIABILITIES–(0.17)%				(5,113,566)
NET ASSETS–100.00%				$2,986,089,277

Investment Abbreviations:

CEP	—Credit Enhancement Provider
COP	—Certificates of Participation
FNMA	—Federal National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
RB	—Revenue Bonds
Ref.	—Refunding
Sr.	—Senior
Unsec.	—Unsecured
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $1,247,908,393, which represented 41.79% of the Fund’s Net Assets.

(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 13.8%; United Kingdom: 13.6%; Sweden: 13.2%; France: 10.0%; Canada: 6.8%; Switzerland: 5.4%; other countries less than 5% each: 9.4%.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(i)	Also represents cost for federal income tax purposes.

(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

May 31, 2015

(Unaudited)

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–39.84%

U.S. Treasury Bills–19.32%(a)

U.S. Treasury Bills	0.09%	06/25/15	$100,000	$99,997,200
U.S. Treasury Bills	0.10%	06/25/15	200,000	199,987,333
U.S. Treasury Bills	0.08%	07/09/15	250,000	249,979,100
U.S. Treasury Bills	0.07%	07/16/15	200,000	199,982,500
U.S. Treasury Bills	0.09%	07/16/15	200,000	199,978,500
U.S. Treasury Bills	0.09%	07/23/15	125,000	124,984,563
U.S. Treasury Bills	0.09%	09/17/15	100,000	99,972,250
U.S. Treasury Bills	0.13%	09/17/15	50,000	49,981,250
U.S. Treasury Bills	0.09%	10/08/15	350,000	349,888,558
U.S. Treasury Bills	0.10%	10/15/15	100,000	99,963,828
U.S. Treasury Bills	0.14%	10/15/15	200,000	199,898,000
U.S. Treasury Bills	0.10%	10/29/15	250,000	249,897,916
U.S. Treasury Bills	0.13%	11/12/15	150,000	149,909,231
U.S. Treasury Bills	0.20%	02/04/16	150,000	149,793,333
U.S. Treasury Bills	0.23%	04/28/16	150,000	149,693,592
U.S. Treasury Bills	0.24%	04/28/16	150,000	149,678,375
U.S. Treasury Bills	0.23%	05/26/16	50,000	49,885,000
U.S. Treasury Bills	0.25%	05/26/16	50,000	49,875,000
U.S. Treasury Bills	0.26%	05/26/16	50,000	49,872,500
				2,873,218,029

U.S. Treasury Notes–20.52%

U.S. Treasury Floating Rate Notes (b)	0.09%	07/31/16	250,000	249,999,998
U.S. Treasury Floating Rate Notes (b)	0.07%	10/31/16	150,000	149,946,100
U.S. Treasury Floating Rate Notes (b)	0.10%	01/31/17	700,000	700,015,231
U.S. Treasury Notes	1.88%	06/30/15	100,000	100,140,200
U.S. Treasury Notes	0.25%	07/31/15	300,000	300,073,661
U.S. Treasury Notes	0.25%	08/15/15	366,000	366,126,787
U.S. Treasury Notes	0.38%	08/31/15	200,000	200,124,894
U.S. Treasury Notes	0.25%	09/15/15	350,000	350,120,743
U.S. Treasury Notes	0.25%	10/15/15	300,000	300,067,802
U.S. Treasury Notes	0.25%	10/31/15	85,000	85,025,007
U.S. Treasury Notes	1.25%	10/31/15	150,000	150,665,000
U.S. Treasury Notes	1.38%	11/30/15	100,000	100,561,804
				3,052,867,227
Total U.S. Treasury Securities (Cost $5,926,085,256)				5,926,085,256
TOTAL INVESTMENTS (excluding Repurchase Agreements)–39.84% (Cost $5,926,085,256)				5,926,085,256

			Repurchase Amount

Repurchase Agreements–59.93%(c)

Bank of Montreal, Term agreement dated 04/06/15, maturing value of $250,039,375 (collateralized by U.S. Treasury obligations valued at $255,000,058; 0%-9.13%, 11/12/15-11/15/44) (d)	0.09%	06/08/15	250,039,375	250,000,000
Bank of Nova Scotia (The), Agreement dated 05/29/15, maturing value of $300,002,500 (collateralized by U.S. Treasury obligations valued at $306,000,002; 0%-9.25%, 06/11/15-05/15/44)	0.10%	06/01/15	300,002,500	300,000,000
BMO Capital Markets Corp., Term agreement dated 05/27/15, maturing value of $250,068,750 (collateralized by U.S. Treasury obligations valued at $255,000,015; 0%-8.00%, 10/31/15- 05/15/45) (d)	0.10%	09/04/15	250,068,750	250,000,000
BNP Paribas Securities Corp., Agreement dated 05/29/15, maturing value of $750,005,000 (collateralized by U.S. Treasury obligations valued at $765,000,059; 0%-9.00%, 06/30/15-02/15/45)	0.08%	06/01/15	750,005,000	750,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., Term agreement dated 05/21/15, maturing value of $600,070,000 (collateralized by U.S. Treasury obligations valued at $612,000,050; 0%-2.75%, 12/31/15- 11/15/23) (d)	0.07%	07/20/15	$600,070,000	$600,000,000
CIBC World Markets Corp., Agreement dated 05/29/15, maturing value of $100,000,750 (collateralized by U.S. Treasury obligations valued at $102,000,951; 0.09%-9.25%, 05/31/15-05/15/45)	0.09%	06/01/15	100,000,750	100,000,000
Citigroup Global Markets Inc., Joint agreement dated 05/29/15, aggregate maturing value of $400,003,000 (collateralized by U.S. Treasury obligations valued at $408,000,000; 0%, 08/15/17-02/15/34)	0.09%	06/01/15	319,002,393	319,000,000
Citigroup Global Markets Inc., Term agreements dated 05/13/15, maturing value of $500,027,222 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0%, 08/15/15-05/15/42) (d)	0.07%	06/10/15	500,027,222	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 05/29/15, aggregate maturing value of $1,000,007,500 (collateralized by U.S. Treasury obligations valued at $1,020,000,004; 0%-3.63%, 07/23/15-04/15/32)	0.09%	06/01/15	119,728,246	119,727,348
Goldman, Sachs & Co., Term agreement dated 05/21/15, maturing value of $1,200,064,000 (collateralized by U.S. Treasury obligations valued at $1,224,000,038; 0%-8.88%, 06/15/15-11/15/44) (d)	0.06%	06/22/15	1,200,064,000	1,200,000,000
HSBC Securities (USA) Inc., Term agreement dated 05/27/15, maturing value of $700,006,806 (collateralized by U.S. Treasury obligations valued at $714,002,190; 0.13%-2.50%, 01/15/16-07/15/24) (d)	0.05%	06/03/15	700,006,806	700,000,000
ING Financial Markets, LLC, Term agreement dated 05/05/15, maturing value of $300,018,083 (collateralized by U.S. Treasury obligations valued at $306,003,267; 0.50%-6.13%, 07/31/16-11/15/43) (d)	0.07%	06/05/15	300,018,083	300,000,000
ING Financial Markets, LLC, Term agreement dated 05/06/15, maturing value of $300,019,250 (collateralized by U.S. Treasury obligations valued at $306,006,084; 0.13%-6.13%, 07/15/15-02/15/45) (d)	0.07%	06/08/15	300,019,250	300,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 05/27/15, maturing value of $600,005,833 (collateralized by U.S. Treasury obligations securities valued at $612,000,123; 0.75%-4.38%, 03/31/19-02/15/45) (d)	0.05%	06/03/15	600,005,833	600,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 05/29/15, maturing value $350,002,333 (collateralized by U.S. Treasury obligations valued at $357,000,028; 1.25%-2.75%, 12/31/18-02/15/24)	0.08%	06/01/15	350,002,333	350,000,000
Mitsubishi UFJ Securities (USA) Inc., Agreement dated 05/29/15, maturing value of $500,003,333 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0.50%-8.88%, 10/31/16-08/15/44)	0.08%	06/01/15	500,003,333	500,000,000
Societe Generale, Agreement dated 05/29/15, maturing value of $250,002,292 (collateralized by U.S. Treasury obligations valued at $255,000,094; 0.13%-2.50%, 04/15/16-02/15/45)	0.11%	06/01/15	250,002,292	250,000,000
Societe Generale, Term agreement dated 05/28/15, maturing value of $250,018,889 (collateralized by U.S. Treasury obligations valued at $255,000,016; 0%-4.25%, 06/15/15-05/15/44) (d)	0.08%	07/01/15	250,018,889	250,000,000
Societe Generale, Term agreement dated 05/28/15, maturing value of $500,032,222 (collateralized by U.S. Treasury obligations valued at $510,000,080; 0%-5.38%, 01/07/16-02/15/45) (d)	0.08%	06/26/15	500,032,222	500,000,000
Wells Fargo Securities, LLC, Agreement dated 05/29/15, maturing value of $75,000,625 (collateralized by U.S. Treasury obligations valued at $76,500,027; 1.50%, 10/31/19)	0.10%	06/01/15	75,000,625	75,000,000
Wells Fargo Securities, LLC, Term agreement dated 04/07/15, maturing value of $350,063,097 (collateralized by U.S. Treasury obligations valued at $357,000,096; 0.25%-7.25%, 10/15/15-05/15/45)	0.11%	06/05/15	350,063,097	350,000,000
Wells Fargo Securities, LLC, Term agreement dated 05/19/15, maturing value of $350,063,097 (collateralized by U.S. Treasury obligations valued at $357,000,036; 0%-3.13%, 10/15/15-08/15/44)	0.11%	07/17/15	350,063,097	350,000,000
Total Repurchase Agreements (Cost $8,913,727,348)				8,913,727,348
TOTAL INVESTMENTS(e)–99.77% (Cost $14,839,812,604)				14,839,812,604
OTHER ASSETS LESS LIABILITIES–0.23%				34,475,218
NET ASSETS–100.00%				$14,874,287,822

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(c)	Principal amount equals value at period end. See Note 1D.

(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.

(e)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

May 31, 2015

(Unaudited)

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–63.75%

Federal Farm Credit Bank (FFCB)–14.20%

Disc. Notes (a)	0.01%	06/01/15	$6,774	$6,774,307
Disc. Notes (a)	0.11%	07/20/15	50,000	49,992,514
Disc. Notes (a)	0.12%	07/31/15	20,000	19,996,000
Unsec. Bonds (b)	0.21%	06/26/15	30,000	30,001,474
Unsec. Bonds (b)	0.14%	10/08/15	85,000	84,998,431
Unsec. Bonds (b)	0.14%	11/02/15	75,000	74,997,636
Unsec. Bonds (b)	0.15%	12/09/15	225,000	224,990,546
Unsec. Bonds (b)	0.15%	01/25/16	19,800	19,801,356
Unsec. Bonds (b)	0.16%	04/21/16	33,000	32,998,639
Unsec. Bonds (b)	0.16%	05/05/16	145,000	144,993,440
Unsec. Bonds (b)	0.16%	10/03/16	30,000	30,004,277
				719,548,620

Federal Home Loan Bank (FHLB)–21.98%

Unsec. Disc. Notes (a)	0.12%	06/01/15	34,900	34,900,000
Unsec. Disc. Notes (a)	0.15%	06/03/15	17,700	17,699,857
Unsec. Disc. Notes (a)	0.12%	06/22/15	8,626	8,625,396
Unsec. Disc. Notes (a)	0.15%	07/17/15	50,000	49,990,736
Unsec. Disc. Notes (a)	0.14%	07/24/15	71,735	71,720,215
Unsec. Disc. Notes (a)	0.13%	07/31/15	30,000	29,993,375
Unsec. Disc. Notes (a)	0.14%	07/31/15	90,000	89,979,750
Unsec. Disc. Notes (a)	0.13%	08/05/15	25,000	24,993,951
Unsec. Disc. Notes (a)	0.14%	08/19/15	112,400	112,365,468
Unsec. Disc. Notes (a)	0.14%	08/21/15	25,000	24,992,125
Unsec. Disc. Notes (a)	0.14%	09/04/15	40,000	39,985,433
Unsec. Disc. Notes (a)	0.15%	09/18/15	4,000	3,998,153
Unsec. Disc. Notes (a)	0.15%	10/21/15	100,000	99,940,833
Unsec. Disc. Notes (a)	0.15%	11/12/15	70,000	69,952,167
Unsec. Disc. Notes (a)	0.19%	11/16/15	10,000	9,991,133
Unsec. Disc. Notes (a)	0.15%	11/18/15	50,000	49,963,639
Unsec. Disc. Notes (a)	0.16%	11/18/15	81,000	80,940,713
Unsec. Disc. Notes (a)	0.16%	11/20/15	5,000	4,996,297
Unsec. Disc. Notes (a)	0.16%	11/25/15	45,000	44,964,895
Unsec. Global Bonds (b)	0.13%	06/09/15	100,000	99,999,890
Unsec. Global Bonds (b)	0.20%	08/19/15	50,000	49,997,808
Unsec. Global Bonds (b)	0.16%	09/08/15	75,000	74,996,913
Unsec. Global Bonds (b)	0.15%	10/14/15	18,500	18,500,211
				1,113,488,958

Federal Home Loan Mortgage Corp. (FHLMC)–16.13%

Unsec. Disc. Notes (a)	0.15%	06/16/15	25,000	24,998,490
Unsec. Disc. Notes (a)	0.13%	07/20/15	10,500	10,498,157
Unsec. Disc. Notes (a)	0.13%	07/27/15	34,970	34,963,037
Unsec. Disc. Notes (a)	0.12%	08/21/15	150,000	149,959,725
Unsec. Disc. Notes (a)	0.13%	08/21/15	16,000	15,995,500
Unsec. Disc. Notes (a)	0.12%	08/28/15	100,000	99,970,667
Unsec. Disc. Notes (a)	0.15%	09/11/15	10,000	9,995,750

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Disc. Notes (a)	0.14%	09/21/15	$24,938	$24,927,138
Unsec. Disc. Notes (a)	0.15%	10/02/15	55,000	54,972,752
Unsec. Disc. Notes (a)	0.14%	10/09/15	20,000	19,989,889
Unsec. Disc. Notes (a)	0.14%	10/20/15	20,000	19,989,425
Unsec. Disc. Notes (a)	0.14%	11/06/15	25,000	24,984,639
Unsec. Disc. Notes (a)	0.14%	11/13/15	135,000	134,913,375
Unsec. Disc. Notes (a)	0.16%	11/16/15	6,000	5,995,660
Unsec. Disc. Notes (a)	0.16%	11/23/15	5,000	4,996,233
Unsec. Disc. Notes (a)	0.15%	12/14/15	20,000	19,984,211
Unsec. Global Notes (b)	0.17%	07/16/15	75,000	75,002,873
Unsec. Global Notes	4.38%	07/17/15	50,000	50,267,268
Unsec. Global Notes (b)	0.14%	02/18/16	35,000	34,996,168
				817,400,957

Federal National Mortgage Association (FNMA)–7.73%

Unsec. Disc. Notes (a)	0.12%	06/01/15	25,600	25,600,000
Unsec. Disc. Notes (a)	0.12%	08/26/15	14,400	14,396,044
Unsec. Disc. Notes (a)	0.13%	09/02/15	25,000	24,991,604
Unsec. Disc. Notes (a)	0.15%	09/16/15	49,250	49,228,043
Unsec. Disc. Notes (a)	0.14%	09/23/15	25,000	24,988,917
Unsec. Disc. Notes (a)	0.15%	09/23/15	22,581	22,570,453
Unsec. Disc. Notes (a)	0.14%	10/07/15	80,000	79,959,609
Unsec. Disc. Notes (a)	0.14%	10/14/15	29,100	29,084,723
Unsec. Disc. Notes (a)	0.13%	10/21/15	30,000	29,984,616
Unsec. Disc. Notes (a)	0.13%	10/28/15	55,000	54,970,407
Unsec. Disc. Notes (a)	0.14%	11/18/15	20,000	19,986,778
Unsec. Disc. Notes (a)	0.15%	12/01/15	15,800	15,787,952
				391,549,146

Overseas Private Investment Corp. (OPIC)–3.71%

Gtd. VRD COP Bonds (b)(c)	0.11%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds (b)(c)	0.12%	07/09/26	51,000	51,000,000
Gtd. VRD COP Bonds (b)(c)	0.11%	11/15/28	100,000	100,000,000
				188,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,229,987,681)				3,229,987,681
TOTAL INVESTMENTS (excluding Repurchase Agreements)–63.75% (Cost $3,229,987,681)				3,229,987,681

			Repurchase Amount

Repurchase Agreements–36.62%(d)

BMO Capital Markets Corp., Agreement dated 05/29/15, maturing value of $200,001,667 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,000,045; 0%-6.75%, 07/28/15-05/15/39)	0.10%	06/01/15	200,001,667	200,000,000
Citigroup Global Markets Inc., Joint agreement dated 05/29/15, aggregate maturing value of $250,002,083 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,639; 0%-7.13%, 05/27/16-05/15/37)	0.10%	06/01/15	150,001,250	150,000,000
Citigroup Global Markets Inc., Joint term agreement dated 05/13/15, aggregate maturing value of $250,017,500 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,740; 0%-8.25%, 06/15/15-04/01/56) (e)	0.09%	06/10/15	200,014,000	200,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 05/29/15, aggregate maturing value of $1,000,007,500 (collateralized by U.S. Treasury obligations valued at $1,020,000,004; 0%-3.63%, 07/23/15-04/15/32)	0.09%	06/01/15	205,619,781	205,618,239

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corp. & Investment Bank, Joint agreement dated 05/29/15, aggregate maturing value of $500,004,167 (collateralized by U.S Government sponsored agency & U.S. Treasury obligations valued at $510,000,031; 0%-9.88%, 06/04/15-08/15/43)	0.10%	06/01/15	$300,002,500	$300,000,000
Goldman, Sachs & Co., Term agreement dated 05/06/15, maturing value of $400,026,444 (collateralized by U.S. Government sponsored agency obligations valued at $408,000,419; 0.50%-5.63%, 03/30/16-12/15/42) (e)	0.07%	06/09/15	400,026,444	400,000,000
ING Financial Markets, LLC, Joint agreement dated 05/29/15, aggregate maturing value of $200,001,667 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,004,214; 0%-3.50%, 05/26/16-02/15/18)	0.10%	06/01/15	100,000,834	100,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 05/27/15, aggregate maturing value of $350,004,083 (collateralized by U.S. Government sponsored agency obligations valued at $357,002,877; 0%-6.03%, 02/02/16-07/15/36) (e)	0.06%	06/03/15	300,003,500	300,000,000
Total Repurchase Agreements (Cost $1,855,618,239)				1,855,618,239
TOTAL INVESTMENTS(f)–100.37% (Cost $5,085,605,920)				5,085,605,920
OTHER ASSETS LESS LIABILITIES–(0.37)%				(18,901,123)
NET ASSETS–100.00%				$5,066,704,797

Investment Abbreviations:

COP	—Certificates of Participation
Disc.	—Discounted
Gtd.	—Guaranteed
Unsec.	—Unsecured
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(d)	Principal amount equals value at period end. See Note 1D.

(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.

(f)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

May 31, 2015

(Unaudited)

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–79.42%

Federal Farm Credit Bank (FFCB)–31.74%

Disc. Notes (a)	0.01%	06/01/15	$8,226	$8,225,693
Disc. Notes (a)	0.10%	06/04/15	10,000	9,999,917
Disc. Notes (a)	0.21%	01/14/16	1,648	1,645,870
Unsec. Bonds	4.70%	08/10/15	1,580	1,593,675
Unsec. Bonds (b)	0.18%	02/10/16	2,706	2,706,202
Unsec. Bonds (b)	0.20%	04/06/16	8,000	8,002,799
Unsec. Bonds (b)	0.25%	04/20/16	4,820	4,823,925
Unsec. Bonds (b)	0.16%	05/05/16	5,000	4,999,774
Unsec. Bonds (b)	0.16%	05/06/16	4,275	4,274,718
				46,272,573

Federal Home Loan Bank (FHLB)–47.68%

Unsec. Disc. Notes (a)	0.07%	06/01/15	1,800	1,800,000
Unsec. Disc. Notes (a)	0.06%	06/03/15	5,068	5,067,983
Unsec. Disc. Notes (a)	0.07%	06/03/15	5,840	5,839,978
Unsec. Disc. Notes (a)	0.06%	06/05/15	3,300	3,299,978
Unsec. Disc. Notes (a)	0.07%	06/05/15	1,800	1,799,986
Unsec. Disc. Notes (a)	0.08%	06/05/15	3,036	3,035,975
Unsec. Disc. Notes (a)	0.07%	06/10/15	12,300	12,299,788
Unsec. Disc. Notes (a)	0.06%	06/12/15	1,600	1,599,970
Unsec. Disc. Notes (a)	0.07%	06/12/15	8,700	8,699,821
Unsec. Disc. Notes (a)	0.08%	06/15/15	3,664	3,663,886
Unsec. Disc. Notes (a)	0.07%	06/17/15	8,864	8,863,724
Unsec. Disc. Notes (a)	0.07%	06/19/15	1,600	1,599,944
Unsec. Disc. Notes (a)	0.10%	07/08/15	4,435	4,434,544
Unsec. Disc. Notes (a)	0.09%	07/10/15	2,500	2,499,756
Unsec. Disc. Notes (a)	0.16%	11/12/15	5,000	4,996,469
				69,501,802
Total U.S. Government Sponsored Agency Securities (Cost $115,774,375)				115,774,375

U.S. Treasury Securities–20.58%

U.S. Treasury Bills–13.72%(a)

U.S. Treasury Bills	0.09%	08/27/15	5,000,000	4,998,937
U.S. Treasury Bills	0.15%	09/17/15	15,000,000	14,993,250
				19,992,187

U.S. Government Securities–6.86%

U.S. Treasury Notes	0.25%	10/31/15	5,000,000	5,001,341
U.S. Treasury Notes	0.25%	11/30/15	5,000,000	5,003,559
				10,004,900
Total U.S. Treasury Securities (Cost $29,997,087)				29,997,087
TOTAL INVESTMENTS(c)–100.00% (Cost $145,771,462)				145,771,462
OTHER ASSETS LESS LIABILITIES–(0.00)%				(1,234)
NET ASSETS–100.00%				$145,770,228

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Government TaxAdvantage Portfolio

Investment Abbreviations:

Disc.	—Discounted
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(c)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

May 31, 2015

(Unaudited)

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–100.22%

Alabama–5.64%

Auburn University; Series 2012 A, General Fee RB	4.00%	06/01/15	$1,330	$1,330,000
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC-National Australia Bank Ltd.) (a)(b)(c)(d)	0.08%	05/01/41	1,300	1,300,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB) (a)(b)(c)	0.13%	07/01/40	12,000	12,000,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.); Series 2011, VRD Gulf Opportunity Zone RB (LOC-Bank of Nova Scotia) (a)(b)(c)	0.09%	04/01/28	10,000	10,000,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC-Bank of Nova Scotia) (a)(b)(c)	0.11%	04/01/28	10,000	10,000,000
				34,630,000

Arizona–1.70%

Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP-FNMA) (a)	0.09%	04/15/30	5,700	5,700,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.12%	12/01/37	4,750	4,750,000
				10,450,000

California–4.04%

California (State of); Subseries 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC-Barclays Bank PLC) (a)(b)(c)	0.08%	05/01/40	13,270	13,270,000
California Infrastructure & Economic Development Bank (Pacific Gas & Electric); Series 2009 C, Ref. VRD RB (LOC-Sumitomo Mitsui Banking Corp.) (a)(b)(c)	0.07%	12/01/16	8,800	8,800,000
Orange County Sanitation District; Series 2011 A, Ref. Wastewater RB	5.00%	08/01/15	2,700	2,722,032
				24,792,032

Colorado–4.50%

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.20%	02/01/31	1,645	1,645,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.20%	07/01/34	2,210	2,210,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.20%	06/01/30	2,200	2,200,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.20%	04/01/24	770	770,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP-FNMA) (a)	0.22%	02/01/31	4,800	4,800,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC-Bank of America, N.A.) (a)(b)	0.17%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.) (a)(b)	0.12%	07/01/21	3,895	3,895,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.11%	12/01/34	5,000	5,000,000
				27,620,000

Delaware–0.66%

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.12%	09/01/36	2,695	2,695,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.11%	05/01/36	1,350	1,350,000
				4,045,000

District of Columbia–0.36%

District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.18%	01/01/29	2,182	2,182,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–3.32%

Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.12%	12/01/29	$6,930	$6,930,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP-FHLMC) (a)	0.09%	11/01/32	3,000	3,000,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP-FNMA) (a)	0.12%	11/15/35	4,200	4,200,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB (a)(d)(e)	0.12%	04/01/17	2,275	2,275,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co.)(a)(b)	0.12%	11/01/36	2,400	2,400,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.10%	07/01/32	1,555	1,555,000
				20,360,000

Georgia–0.73%

DeKalb (County of) Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP-FNMA) (a)	0.08%	06/15/25	1,485	1,485,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.20%	01/01/20	1,000	1,000,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.20%	09/01/20	2,000	2,000,000
				4,485,000

Hawaii–0.53%

Maui (County of); Series 2014, Ref. Unlimited Tax GO Bonds	2.00%	06/01/15	3,265	3,265,000

Idaho–0.38%

Idaho (State of); Series 2014, Unlimited Tax GO TAN	2.00%	06/30/15	2,350	2,353,584

Illinois–7.05%

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC-BMO Harris N.A.) (a)(b)	0.11%	02/01/42	7,150	7,150,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris, N.A.) (a)(b)(d)	0.18%	10/01/17	1,100	1,100,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.09%	01/01/16	190	190,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC-BMO Harris N.A.) (a)(b)	0.17%	09/01/24	800	800,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.19%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.10%	06/01/29	2,170	2,170,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.09%	03/01/28	700	700,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB (a)	0.08%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(d)	0.19%	06/01/17	670	670,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009 B, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.11%	02/15/33	2,355	2,355,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.12%	01/01/37	1,720	1,720,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.19%	02/01/21	915	915,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-U.S. Bank, N.A.) (a)(b)	0.17%	10/01/33	4,000	4,000,000
Series 2006, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.17%	05/01/36	4,605	4,605,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC- BMO Harris, N.A.) (a)(b)	0.09%	06/01/29	5,300	5,300,000
Series 2004, VRD RB (LOC-BMO Harris, N.A.) (a)(b)	0.09%	06/01/34	1,200	1,200,000
				43,275,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–4.70%

Fort Wayne (City of) (University of St. Francis); Series 2008, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.12%	08/01/28	$1,400	$1,400,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.20%	08/01/37	5,600	5,600,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 I, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.10%	11/01/37	7,360	7,360,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP-FNMA) (a)	0.09%	05/15/38	13,500	13,500,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.19%	10/01/19	980	980,000
				28,840,000

Iowa–0.33%

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP-FHLMC) (a)	0.11%	05/01/31	2,000	2,000,000

Kansas–0.14%

Olathe (City of); Series 2015 226, Improvement Unlimited Tax GO Bonds	5.00%	10/01/15	850	862,317

Kentucky–5.00%

Louisville (City of) & Jefferson (County of) Metro Government; Series 2014 D, Unlimited Tax GO Bonds	2.00%	12/01/15	325	327,993
Series 2014 E, Unlimited Tax GO Bonds	2.00%	12/01/15	2,800	2,825,931
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (a)(b)	0.11%	04/01/32	8,310	8,310,000
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.10%	06/01/30	14,410	14,410,000
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (a)(b)	0.11%	07/01/38	4,845	4,845,000
				30,718,924

Maryland–3.60%

Maryland (State of) Department of Transportation; Series 2009, County Transportation RB	5.00%	06/15/15	2,300	2,304,301
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.10%	07/01/32	3,550	3,550,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.10%	07/01/28	2,895	2,895,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.09%	04/01/35	7,500	7,500,000
Prince George’s (County of); Series 2011 B, Ref. Consolidated Public Improvement Limited Tax GO Bonds	5.00%	09/15/15	1,900	1,926,852
Washington Suburban Sanitary District; Series 2014, Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	06/01/15	3,900	3,900,000
				22,076,153

Massachusetts–2.28%

Massachusetts (State of); Series 2004 C, Consolidated Loan Limited Tax GO Bonds	3.85%	08/01/15	13,925	14,011,590

Michigan–1.22%

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC-U.S. Bank, N.A.) (a)(b)	0.10%	06/01/19	2,200	2,200,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC-PNC Bank, N.A.) (a)(b)	0.12%	04/01/22	5,280	5,280,000
				7,480,000

Minnesota–3.18%

Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.10%	01/01/25	300	300,000
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.08%	04/01/37	5,535	5,535,000
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA) (a)	0.11%	11/15/31	4,000	4,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)

Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.11%	11/01/35	$1,370	$1,370,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.11%	10/01/33	7,520	7,520,000
St. Paul (City of); Series 2014 A, Capital Improvement Unlimited Tax GO Bonds	5.00%	09/01/15	790	799,641
				19,524,641

Mississippi–0.44%

Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.10%	04/01/37	2,710	2,710,000

Missouri–2.92%

Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC-FHLB of Des Moines) (a)(b)	0.20%	12/01/19	1,460	1,460,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.10%	12/01/27	4,900	4,900,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC-Bank of Montreal) (a)(b)(c)	0.11%	11/15/43	11,578	11,578,200
				17,938,200

Nevada–0.39%

Clark (County of) (Street & Highway); Series 2010 B, Ref. Sales & Excise Tax Improvement RB	3.00%	07/01/15	2,385	2,390,662

New Hampshire–0.57%

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.10%	12/01/24	2,575	2,575,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.09%	09/01/37	900	900,000
				3,475,000

New Mexico–1.60%

Albuquerque Municipal School District No. 12; Series 2014 A, School Building Unlimited Tax GO Bonds	2.00%	08/01/15	7,800	7,824,475
Santa Fe (City of); Series 2010 A, Ref. Gross Tax Receipts RB	5.00%	06/01/15	2,000	2,000,000
				9,824,475

New York–10.48%

Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC-TD Bank, N.A.) (a)(b)	0.09%	12/01/29	20,888	20,888,000
New York (City of); Series 2014, Ref. Unlimited Tax GO Bonds	2.00%	08/01/15	20,000	20,062,659
New York (State of) Dormitory Authority (Samaritan Medical Center); Series 2009 B, VRD RB (LOC-HSBC Bank USA N.A.) (a)(b)(c)	0.10%	11/01/36	8,330	8,330,000
New York (State of) Housing Finance Agency (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP-FNMA) (a)	0.10%	05/15/41	8,325	8,325,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 A, VRD RB (LOC-Bank of China) (a)(b)(c)	0.12%	11/01/49	6,700	6,700,000
				64,305,659

North Carolina–3.31%

Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB (a)	0.09%	01/15/37	9,900	9,900,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.10%	06/01/17	535	535,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.12%	09/01/27	7,960	7,960,000
North Carolina (State of) Department of State Treasurer; Series 2010 B, Ref. Unlimited Tax GO Bonds	5.00%	06/01/15	1,230	1,230,000
Raleigh (City of); Series 2014, Public Improvement Unlimited Tax GO Bonds	3.00%	06/01/15	700	700,000
				20,325,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–4.46%

Butler (County of) (Lakota Family YMCA); Series 2002, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.12%	05/01/27	$1,550	$1,550,000
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC-PNC Bank, N.A.) (a)(b)	0.11%	12/01/21	8,815	8,815,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.09%	01/01/37	2,285	2,285,000
Franklin (County of) (Ohio Health Corp.); Series 2011 C, Ref. Hospital Facilities Floating Rate RB (f)	0.13%	11/15/33	2,900	2,900,000
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC-Northern Trust Co.) (a)(b)	0.13%	12/01/21	3,420	3,420,000
Lyndhurst (City of) (Hawken School); Series 2002, VRD Economic Development RB (LOC-PNC Bank, N.A.) (a)(b)	0.12%	05/01/27	3,510	3,510,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC-PNC Bank, N.A.) (a)(b)	0.12%	06/01/23	4,885	4,885,000
				27,365,000

Oklahoma–0.15%

Tulsa County Independent School District No. 9 (Union Board of Education); Series 2014, Unlimited Tax GO Bonds	1.00%	04/01/16	900	905,215

Oregon–1.47%

Clackamas (County of) Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.09%	06/01/37	2,495	2,495,000
Series 2008 C, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.09%	06/01/37	6,550	6,550,000
				9,045,000

Pennsylvania–4.40%

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Senior Health & Housing Facilities RB (LOC-PNC Bank, N.A.) (a)(b)	0.14%	09/01/18	1,730	1,730,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (a)(b)	0.09%	03/01/30	785	785,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.12%	10/15/25	5,510	5,510,000
Montgomery (County of) Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP-FNMA) (a)	0.10%	08/15/31	2,990	2,990,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds Bank PLC) (a)(b)(c)	0.35%	07/01/38	4,000	4,000,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(d)	0.12%	05/01/20	2,150	2,150,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.13%	07/01/26	3,530	3,530,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal); Series 2005 A, Ref. VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.12%	12/01/24	6,295	6,295,000
				26,990,000

South Carolina–0.13%

South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.17%	07/01/17	790	790,000

Texas–9.36%

Dallas (County of); Series 2006, Combination Tax & Parking Garage Limited Tax GO Ctfs.	5.00%	08/15/15	1,900	1,919,032
Denton (City of); Series 2015, Limited Tax GO Ctfs.	2.00%	02/15/16	2,200	2,224,772
Houston (City of); Series G-2, GO Commercial Paper Notes	0.09%	06/17/15	2,000	2,000,000
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP-FNMA) (a)	0.11%	02/15/28	1,850	1,850,000
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA) (a)	0.12%	02/15/27	6,160	6,160,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC) (a)	0.10%	05/01/42	3,420	3,420,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.08%	07/01/33	$3,400	$3,400,000
Texas (State of); Series 2014, Unlimited Tax GO TRAN	1.50%	08/31/15	29,000	29,098,295
Texas Tech University System; Fourteenth Series 2012 A, Ref. & Improvement Financing System RB	3.00%	08/15/15	790	794,664
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB (a)	0.07%	08/01/25	6,605	6,605,000
				57,471,763

Utah–2.07%

Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC-Bank of Montreal) (a)(b)(c)	0.11%	09/01/32	9,400	9,400,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC) (a)	0.15%	04/01/42	2,450	2,450,000
Utah (State of); Series 2010 A, Unlimited Tax GO Bonds	5.00%	07/01/15	825	828,309
				12,678,309

Vermont–1.93%

Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.10%	12/01/31	7,865	7,865,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.09%	09/01/38	4,005	4,005,000
				11,870,000

Virginia–2.15%

Alexandria (City of); Series 2013, Capital Improvement Unlimited Tax GO Bonds	5.00%	06/15/15	1,000	1,001,862
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.12%	08/01/32	7,800	7,800,000
Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.10%	10/01/30	2,700	2,700,000
Lynchburg (City of); Series 2014, Ref. & Public Improvement Unlimited Tax GO Bonds	2.00%	06/01/15	1,295	1,295,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.13%	12/01/19	400	400,000
				13,196,862

Washington–0.72%

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC-U.S. Bank, N.A.) (a)(b)	0.11%	10/01/19	1,850	1,850,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA) (a)	0.11%	09/15/20	2,580	2,580,000
				4,430,000

West Virginia–1.01%

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.) (a)(b)	0.10%	01/01/34	6,200	6,200,000

Wisconsin–3.30%

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC-Bank of America, N.A.) (a)(b)	0.14%	07/01/16	1,955	1,955,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.09%	08/15/34	1,600	1,600,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.10%	06/01/37	9,095	9,095,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.10%	05/01/30	$7,620	$7,620,000
				20,270,000
TOTAL INVESTMENTS(g)(h)–100.22% (Cost $615,152,386)				615,152,386
OTHER ASSETS LESS LIABILITIES–(0.22)%				(1,325,270)
NET ASSETS–100.00%				$613,827,116

Investment Abbreviations:

CEP	—Credit Enhancement Provider	IDR	—Industrial Development Revenue Bonds	Ref.	—Refunding
Ctfs.	—Certificates	LOC	—Letter of Credit	TAN	—Tax Anticipation Notes
FHLB	—Federal Home Loan Bank	MFH	—Multi-Family Housing	TRAN	—Tax and Revenue Anticipation Notes
FHLMC	—Federal Home Loan Mortgage Corp.	PUTTERs	—Putable Tax-Exempt Receipts	VRD	—Variable Rate Demand
FNMA	—Federal National Mortgage Association	RB	—Revenue Bonds
GO	—General Obligation

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 6.7%; other countries less than 5% each: 8.9%.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $15,167,000, which represented 2.47% of the Fund’s Net Assets.

(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(f)	Interest of dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.

(g)	Also represents cost for federal income tax purposes.

(h)	The table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity had guaranteed, backed or otherwise enhanced the credit of a security, it is not primarily responsible for the issuer’s obligation but may be called upon satisfy the issuer’s obligations.

Entities	Percentage
PNC Bank, N.A.	9.2%
Federal National Mortgage Association	9.0
U.S. Bank, N.A.	8.0
Federal Home Loan Mortgage Corp.	7.0
TD Bank, N.A.	6.8
Wells Fargo Bank, N.A.	6.8
JPMorgan Chase Bank, N.A.	6.7

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

Short-Term Investments Trust

E.	Treasury Inflation-Protected Securities - The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.
F.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2015, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Short-Term Investments Trust

Item 2.	Controls and Procedures.

(a)	As of May 15, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 15, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Short-Term Investments Trust

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	July 30, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	July 30, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 30, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.